Deferred Underwriter Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Deferred Underwriter Compensation

Note 10 — Deferred Underwriter Compensation

The Company is obligated to pay the underwriters a deferred underwriting discounts and commissions equal to 3.5% of the gross proceeds of the Initial Public Offering. Upon completion of the Business Combination, $4,020,797 (with consideration of the underwriters’ exercise of their over-allotment option on November 20, 2018) will be paid to the underwriters from the funds held in the Trust Account. No discounts or commissions will be paid with respect to the purchase of the Private Units.

Note 10 — Deferred Underwriter Compensation

The Company is obligated to pay the underwriters a deferred underwriting discounts and commissions equal to 3.5% of the gross proceeds of the Initial Public Offering. Upon completion of the Business Combination, $4,020,797 (with consideration of the underwriters’ exercise of their over-allotment option on November 20, 2018) will be paid to the underwriters from the funds held in the Trust Account. No discounts or commissions will be paid with respect to the purchase of the Private Units.